Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2021	Jun. 30, 2020
Statement of Financial Position [Abstract]
Preferred shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred shares, authorized	1,000,000	1,000,000
Preferred shares, issued	0	0
Preferred shares, outstanding	0	0
Common shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Common shares, authorized	49,000,000	49,000,000
Common shares, issued	11,507,558	11,507,558
Common shares, outstanding	11,507,558	11,507,558